Parent company accounts - Income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Interest and similar income	£ 24,261	£ 11,779	£ 5,672
Interest and similar expense	(17,608)	(6,381)	(2,599)
Net interest income	6,653	5,398	3,073
Fee and commission income	8,708	8,171	8,581
Fee and commission expense	(3,247)	(2,745)	(1,994)
Net fee and commission income	5,461	5,426	6,587
Other income	62	69	40
Total income	18,268	18,194	15,408
Staff costs	(5,591)	(5,192)	(4,456)
Infrastructure costs	(1,073)	(900)	(1,054)
Administration and general expenses	(5,755)	(4,879)	(4,375)
Litigation and conduct	(44)	(1,427)	(374)
Operating expenses	(12,463)	(12,398)	(10,259)
Profit on disposal of subsidiaries, associates and joint ventures	0	1	(12)
Profit before Impairment	5,801	5,800	5,141
Credit impairment releases/(charges)	(1,578)	(933)	277
Profit before tax	4,223	4,867	5,418
Taxation	(662)	(485)	(830)
Profit after tax	3,561	4,382	4,588
Attributable to:
Equity holders of the parent	2,753	3,650	3,957
Other equity instrument holders	808	732	631
Total equity holders of the parent	3,561	4,382	4,588
Profit after tax	3,561	4,382	4,588
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Interest and similar income	24,474	10,576	4,190
Interest and similar expense	(21,990)	(8,278)	(3,096)
Net interest income	2,484	2,298	1,094
Fee and commission income	3,006	2,949	2,989
Fee and commission expense	(1,149)	(850)	(656)
Net fee and commission income	1,857	2,099	2,333
Other income	4,908	7,446	4,913
Total income	9,249	11,843	8,340
Staff costs	(1,918)	(1,699)	(1,598)
Infrastructure costs	(246)	(145)	(409)
Administration and general expenses	(3,813)	(3,336)	(3,051)
Litigation and conduct	(30)	(1,340)	(360)
Operating expenses	(6,007)	(6,520)	(5,418)
Impairment of investments in subsidiaries	(166)	(2,533)	(107)
Profit on disposal of subsidiaries, associates and joint ventures	(1)	119	94
Profit before Impairment	3,075	2,909	2,909
Credit impairment releases/(charges)	(98)	(165)	414
Profit before tax	2,977	2,744	3,323
Taxation	(111)	40	113
Profit after tax	2,866	2,784	3,436
Attributable to:
Equity holders of the parent	1,619	1,802	2,641
Other equity instrument holders	1,247	982	795
Total equity holders of the parent	2,866	2,784	3,436
Profit after tax	£ 2,866	£ 2,784	£ 3,436